Significant Customer Concentrations (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Annual Sales
Customer concentrations	two customers, each over 5% of sales, which accounted for 23% of total sales.	four customers, each over 5% of sales, which accounted for 32% of total sales
Receivables Balance
Customer concentrations	three customers represented 89% of this balance	two customers represented 84% of this balance